Vanguard S&P 500 Value Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)1
Communication Services (5.8%)
	AT&T Inc.	686,634	20,997
	Walt Disney Co.	72,405	9,560
	Comcast Corp. Class A	229,879	9,425
*	Charter Communications Inc. Class A	9,328	3,515
	Activision Blizzard Inc.	71,996	3,123
	Omnicom Group Inc.	21,082	1,631
	CBS Corp. Class B	32,766	1,582
*	Electronic Arts Inc.	14,681	1,367
	Viacom Inc. Class B	33,324	967
	CenturyLink Inc.	89,535	936
*	Discovery Communications Inc.	33,943	870
*	DISH Network Corp. Class A	21,625	781
	Interpublic Group of Cos. Inc.	36,258	769
	Fox Corp. Class A	17,975	633
	News Corp. Class A	40,183	458
*	Discovery Communications Inc. Class A	14,836	404
	Fox Corp. Class B	8,242	286
*	TripAdvisor Inc.	3,183	135
	News Corp. Class B	7,936	92
			57,531
Consumer Discretionary (7.3%)
	Home Depot Inc.	57,488	10,914
	NIKE Inc. Class B	58,145	4,485
	Starbucks Corp.	57,433	4,368
	General Motors Co.	123,557	4,119
	Target Corp.	49,178	3,956
	Lowe's Cos. Inc.	40,766	3,803
*	Booking Holdings Inc.	2,206	3,654
	Ford Motor Co.	368,338	3,507
*	Dollar Tree Inc.	22,426	2,278
	Marriott International Inc. Class A	15,942	1,990
	Royal Caribbean Cruises Ltd.	16,159	1,968
	Carnival Corp.	37,739	1,932
	eBay Inc.	50,251	1,805
	Ross Stores Inc.	15,019	1,397
	Best Buy Co. Inc.	22,064	1,383
	DR Horton Inc.	32,033	1,370
	Genuine Parts Co.	13,759	1,361
	Lennar Corp. Class A	26,666	1,324
	MGM Resorts International	48,073	1,193
*	Norwegian Cruise Line Holdings Ltd.	20,529	1,123
	Wynn Resorts Ltd.	9,137	981
*	Mohawk Industries Inc.	5,791	785
	Kohl's Corp.	15,582	768
*	LKQ Corp.	29,649	760
	PulteGroup Inc.	24,037	745
	BorgWarner Inc.	19,596	695
*	CarMax Inc.	8,817	690

Whirlpool Corp.	5,994	689
Aptiv plc	9,554	612
PVH Corp.	7,135	608
Ralph Lauren Corp. Class A	4,973	523
Tiffany & Co.	5,628	501
Harley-Davidson Inc.	15,005	491
L Brands Inc.	21,575	485
Expedia Group Inc.	4,194	482
* Capri Holdings Ltd.	14,395	468
Hasbro Inc.	4,699	447
Leggett & Platt Inc.	12,333	438
Darden Restaurants Inc.	3,501	407
Gap Inc.	20,163	377
Advance Auto Parts Inc.	2,372	368
Macy's Inc.	16,862	347
Garmin Ltd.	4,359	333
Hanesbrands Inc.	19,004	282
Tapestry Inc.	8,986	257
Newell Brands Inc.	17,593	236
Foot Locker Inc.	5,405	213
H&R Block Inc.	7,332	192
* Mattel Inc.	16,566	163
Nordstrom Inc.	5,167	162
* Under Armour Inc. Class A	6,095	139
* Under Armour Inc. Class C	6,411	130
Lennar Corp. Class B	363	14
		72,718
Consumer Staples (9.6%)
Walmart Inc.	134,177	13,611
Procter & Gamble Co.	103,746	10,676
Costco Wholesale Corp.	41,517	9,947
Altria Group Inc.	176,678	8,668
Coca-Cola Co.	174,080	8,553
Mondelez International Inc. Class A	136,115	6,921
PepsiCo Inc.	51,634	6,609
Philip Morris International Inc.	71,797	5,538
Walgreens Boots Alliance Inc.	75,585	3,729
General Mills Inc.	56,244	2,781
Colgate-Palmolive Co.	34,920	2,431
Tyson Foods Inc. Class A	27,828	2,112
Archer-Daniels-Midland Co.	52,789	2,023
Kimberly-Clark Corp.	14,933	1,910
Kroger Co.	75,187	1,715
Kraft Heinz Co.	58,617	1,621
JM Smucker Co.	10,726	1,304
Conagra Brands Inc.	45,798	1,226
Sysco Corp.	16,485	1,134
Estee Lauder Cos. Inc. Class A	6,589	1,061
Molson Coors Brewing Co. Class B	17,689	973
Hershey Co.	5,110	674
^ Campbell Soup Co.	18,160	659
Coty Inc. Class A	28,318	349
		96,225
Energy (6.9%)
Chevron Corp.	179,097	20,390
Exxon Mobil Corp.	175,727	12,436

Schlumberger Ltd.	130,651	4,532
EOG Resources Inc.	54,677	4,477
Kinder Morgan Inc.	183,506	3,661
Phillips 66	39,545	3,195
Williams Cos. Inc.	114,150	3,011
Marathon Petroleum Corp.	63,495	2,920
Valero Energy Corp.	39,365	2,771
Pioneer Natural Resources Co.	15,870	2,253
Halliburton Co.	82,258	1,751
ONEOK Inc.	16,698	1,063
Baker Hughes a GE Co. Class A	48,413	1,037
Noble Energy Inc.	45,540	975
TechnipFMC plc	40,062	833
Concho Resources Inc.	8,499	833
National Oilwell Varco Inc.	36,096	753
Hess Corp.	10,799	603
Helmerich & Payne Inc.	10,319	505
Cabot Oil & Gas Corp.	12,349	309
Cimarex Energy Co.	4,192	240
		68,548
Financials (22.2%)
JPMorgan Chase & Co.	308,623	32,702
Bank of America Corp.	846,683	22,522
* Berkshire Hathaway Inc. Class B	95,310	18,816
Wells Fargo & Co.	385,936	17,124
Citigroup Inc.	221,649	13,775
CME Group Inc.	33,722	6,479
Chubb Ltd.	43,206	6,311
Goldman Sachs Group Inc.	32,282	5,891
PNC Financial Services Group Inc.	42,757	5,441
Morgan Stanley	122,410	4,981
BlackRock Inc.	11,470	4,766
American International Group Inc.	81,957	4,186
MetLife Inc.	90,232	4,170
Capital One Financial Corp.	44,099	3,787
American Express Co.	32,589	3,738
Aflac Inc.	70,725	3,628
Travelers Cos. Inc.	24,827	3,614
Prudential Financial Inc.	38,553	3,562
Bank of New York Mellon Corp.	82,799	3,535
BB&T Corp.	71,979	3,365
Allstate Corp.	31,290	2,988
SunTrust Banks Inc.	41,779	2,507
Charles Schwab Corp.	53,670	2,233
Willis Towers Watson plc	12,168	2,135
M&T Bank Corp.	13,057	2,084
Synchrony Financial	61,552	2,070
Progressive Corp.	25,868	2,051
State Street Corp.	35,691	1,972
Fifth Third Bancorp	72,554	1,923
Hartford Financial Services Group Inc.	33,883	1,784
Marsh & McLennan Cos. Inc.	17,616	1,684
KeyCorp	95,083	1,518
Aon plc	8,370	1,507
Moody's Corp.	7,988	1,461
Citizens Financial Group Inc.	43,394	1,414
Regions Financial Corp.	95,934	1,327

Loews Corp.	25,829	1,327
Principal Financial Group Inc.	24,399	1,258
Huntington Bancshares Inc.	98,726	1,249
Lincoln National Corp.	19,248	1,144
T. Rowe Price Group Inc.	11,142	1,127
Raymond James Financial Inc.	11,978	989
Everest Re Group Ltd.	3,831	949
Franklin Resources Inc.	27,829	886
Northern Trust Corp.	9,665	827
Ameriprise Financial Inc.	5,871	812
Discover Financial Services	10,827	807
Zions Bancorp NA	17,532	755
Invesco Ltd.	37,426	731
Cincinnati Financial Corp.	7,424	729
Unum Group	20,230	637
Assurant Inc.	5,830	583
People's United Financial Inc.	36,986	568
Comerica Inc.	8,096	557
Arthur J Gallagher & Co.	5,735	483
Torchmark Corp.	5,243	448
Jefferies Financial Group Inc.	24,827	439
E*TRADE Financial Corp.	9,535	427
Affiliated Managers Group Inc.	4,916	412
Nasdaq Inc.	3,263	296
		221,491
Health Care (11.1%)
UnitedHealth Group Inc.	90,440	21,868
Johnson & Johnson	102,914	13,497
Gilead Sciences Inc.	120,222	7,484
Anthem Inc.	24,222	6,733
CVS Health Corp.	122,251	6,402
AbbVie Inc.	66,736	5,119
Allergan plc	29,469	3,593
Danaher Corp.	26,052	3,439
Bristol-Myers Squibb Co.	75,400	3,421
Amgen Inc.	19,941	3,324
* Celgene Corp.	35,085	3,291
Cigna Corp.	15,397	2,279
* Centene Corp.	38,935	2,248
McKesson Corp.	18,088	2,209
Stryker Corp.	11,950	2,190
Becton Dickinson and Co.	9,380	2,190
Zoetis Inc.	20,301	2,051
Baxter International Inc.	25,598	1,880
* Biogen Inc.	8,529	1,870
* Laboratory Corp. of America Holdings	9,290	1,511
Quest Diagnostics Inc.	12,662	1,214
Dentsply Sirona Inc.	22,096	1,190
Cardinal Health Inc.	28,113	1,183
AmerisourceBergen Corp. Class A	14,734	1,147
* Align Technology Inc.	3,359	955
Agilent Technologies Inc.	14,084	944
* Regeneron Pharmaceuticals Inc.	3,031	915
* Mylan NV	48,653	817
Cooper Cos. Inc.	2,650	789
* Incyte Corp.	8,705	684
* Mettler-Toledo International Inc.	842	609

* IQVIA Holdings Inc.	4,033	548
* Waters Corp.	2,698	542
* Nektar Therapeutics Class A	16,428	515
* Henry Schein Inc.	7,863	507
* Hologic Inc.	11,377	501
Perrigo Co. plc	11,792	496
PerkinElmer Inc.	5,021	434
Universal Health Services Inc. Class B	3,395	406
		110,995
Industrials (10.2%)
General Electric Co.	820,516	7,746
Caterpillar Inc.	54,249	6,500
Honeywell International Inc.	34,360	5,646
United Technologies Corp.	39,731	5,018
Northrop Grumman Corp.	15,999	4,852
3M Co.	26,594	4,248
Deere & Co.	30,020	4,208
General Dynamics Corp.	25,539	4,107
Emerson Electric Co.	57,932	3,490
^ Johnson Controls International plc	86,024	3,314
Lockheed Martin Corp.	9,269	3,138
United Parcel Service Inc. Class B	32,797	3,047
Delta Air Lines Inc.	58,230	2,999
Raytheon Co.	15,164	2,646
Illinois Tool Works Inc.	17,072	2,384
Southwest Airlines Co.	46,880	2,231
PACCAR Inc.	32,680	2,151
Fortive Corp.	27,755	2,114
Cummins Inc.	13,643	2,057
FedEx Corp.	12,447	1,920
Parker-Hannifin Corp.	12,193	1,857
Stanley Black & Decker Inc.	14,262	1,814
* United Continental Holdings Inc.	21,132	1,641
Eaton Corp. plc	20,776	1,548
Norfolk Southern Corp.	7,824	1,527
Dover Corp.	13,665	1,222
CH Robinson Worldwide Inc.	12,912	1,028
American Airlines Group Inc.	37,688	1,026
Textron Inc.	22,135	1,003
Harris Corp.	5,332	998
Republic Services Inc. Class A	11,565	978
Rockwell Automation Inc.	5,627	838
Arconic Inc.	37,979	832
Jacobs Engineering Group Inc.	11,040	831
Snap-on Inc.	5,239	817
Huntington Ingalls Industries Inc.	3,911	802
Nielsen Holdings plc	33,471	761
L3 Technologies Inc.	3,065	742
Alaska Air Group Inc.	11,586	674
Verisk Analytics Inc. Class A	4,803	672
Fortune Brands Home & Security Inc.	13,247	637
Kansas City Southern	5,327	603
AO Smith Corp.	13,367	541
Equifax Inc.	4,443	537
Pentair plc	14,874	518
Masco Corp.	14,748	515
Wabtec Corp.	8,074	504

Quanta Services Inc.	13,346	464
* Copart Inc.	6,074	434
Allegion plc	4,347	422
* United Rentals Inc.	3,532	389
Fluor Corp.	13,185	365
Robert Half International Inc.	6,038	324
Flowserve Corp.	5,780	268
JB Hunt Transport Services Inc.	2,696	230
		102,178
Information Technology (15.2%)
Apple Inc.	422,225	73,919
International Business Machines Corp.	83,874	10,651
Intel Corp.	139,880	6,160
Oracle Corp.	120,086	6,076
Accenture plc Class A	32,442	5,777
QUALCOMM Inc.	54,758	3,659
NVIDIA Corp.	26,847	3,637
Applied Materials Inc.	89,489	3,462
* Micron Technology Inc.	105,668	3,446
Cognizant Technology Solutions Corp. Class A	54,203	3,357
Texas Instruments Inc.	30,078	3,138
HP Inc.	144,506	2,699
TE Connectivity Ltd.	31,936	2,690
Lam Research Corp.	14,383	2,511
Corning Inc.	74,147	2,138
Hewlett Packard Enterprise Co.	129,756	1,780
Analog Devices Inc.	15,969	1,543
Amphenol Corp. Class A	17,414	1,515
DXC Technology Co.	25,303	1,203
Symantec Corp.	60,251	1,129
Western Digital Corp.	27,421	1,021
Paychex Inc.	11,435	981
Microchip Technology Inc.	10,934	875
* FleetCor Technologies Inc.	3,261	842
Juniper Networks Inc.	32,766	806
KLA-Tencor Corp.	7,001	722
* Qorvo Inc.	11,565	708
* Synopsys Inc.	6,064	706
* Cadence Design Systems Inc.	10,827	688
FLIR Systems Inc.	12,798	619
Total System Services Inc.	4,891	604
Xerox Corp.	18,874	578
Maxim Integrated Products Inc.	10,314	542
Jack Henry & Associates Inc.	3,788	497
Western Union Co.	23,762	461
Skyworks Solutions Inc.	6,406	427
* IPG Photonics Corp.	3,347	419
Seagate Technology plc	8,721	365
		152,351
Materials (3.3%)
DowDuPont Inc.	212,528	6,486
Dow Inc.	70,847	3,313
Linde plc	17,140	3,095
Newmont Goldcorp Corp.	77,029	2,549
LyondellBasell Industries NV Class A	28,687	2,130
International Paper Co.	37,732	1,565

Nucor Corp.	28,790	1,382
International Flavors & Fragrances Inc.	9,553	1,294
PPG Industries Inc.	12,008	1,257
Sherwin-Williams Co.	2,924	1,226
Vulcan Materials Co.	6,460	807
Packaging Corp. of America	8,899	793
Westrock Co.	24,046	784
Freeport-McMoRan Inc.	75,064	729
Ball Corp.	10,404	639
Albemarle Corp.	9,959	630
Sealed Air Corp.	14,646	614
Celanese Corp. Class A	5,678	539
Martin Marietta Materials Inc.	2,534	533
FMC Corp.	7,115	522
CF Industries Holdings Inc.	11,955	481
Avery Dennison Corp.	4,360	454
Eastman Chemical Co.	6,073	394
Mosaic Co.	17,674	379
		32,595
Real Estate (2.9%)
Prologis Inc.	59,413	4,377
Crown Castle International Corp.	23,109	3,004
Ventas Inc.	33,571	2,159
Weyerhaeuser Co.	70,365	1,604
Simon Property Group Inc.	9,610	1,558
Alexandria Real Estate Equities Inc.	10,622	1,555
Equinix Inc.	3,141	1,526
* CBRE Group Inc. Class A	29,430	1,345
Digital Realty Trust Inc.	8,609	1,013
* SBA Communications Corp. Class A	4,453	964
Boston Properties Inc.	6,839	895
Equity Residential	11,150	854
AvalonBay Communities Inc.	4,175	848
Iron Mountain Inc.	26,963	826
Kimco Realty Corp.	39,714	691
SL Green Realty Corp.	7,888	678
Host Hotels & Resorts Inc.	36,989	670
Regency Centers Corp.	8,692	573
Realty Income Corp.	7,741	543
Mid-America Apartment Communities Inc.	4,728	540
Vornado Realty Trust	8,018	531
UDR Inc.	11,708	524
Federal Realty Investment Trust	3,652	477
Essex Property Trust Inc.	1,612	470
Extra Space Storage Inc.	4,091	438
Macerich Co.	10,006	364
Duke Realty Corp.	11,131	335
		29,362
Utilities (5.2%)
Duke Energy Corp.	68,531	5,867
Southern Co.	97,519	5,217
Exelon Corp.	91,409	4,395
American Electric Power Co. Inc.	46,499	4,004
Sempra Energy	25,830	3,395
Dominion Energy Inc.	39,933	3,002
Public Service Enterprise Group Inc.	47,644	2,800

Consolidated Edison Inc.		30,266	2,612
DTE Energy Co.		17,147	2,151
PPL Corp.		67,956	2,022
FirstEnergy Corp.		47,473	1,958
Edison International		30,713	1,823
Entergy Corp.		17,869	1,735
Xcel Energy Inc.		26,658	1,529
Evergy Inc.		24,001	1,395
CenterPoint Energy Inc.		47,238	1,343
WEC Energy Group Inc.		15,461	1,245
Eversource Energy		13,429	992
AES Corp.		62,355	985
NiSource Inc.		35,067	977
American Water Works Co. Inc.		6,306	713
CMS Energy Corp.		11,758	660
Atmos Energy Corp.		4,527	461
Alliant Energy Corp.		9,556	454
			51,735
Total Common Stocks (Cost $964,765)			995,729
	Coupon
Temporary Cash Investment (0.3%)1
Money Market Fund (0.3%)
2,3 Vanguard Market Liquidity Fund (Cost $2,970)	2.527%	29,699	2,971

Total Investments (100.0%) (Cost $967,735)			998,700
Other Assets and Liabilities-Net (0.0%)3,4			286
Net Assets (100%)			998,986

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,123,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $2,196,000 of collateral received for securities on loan.
4 Cash of $132,000 has been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	21	2,890	(137)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest

S&P 500 Value Index Fund

quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At May 31, 2019, 100% of the market value of the fund's investments was determined based on Level
1 inputs.